UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

BRANDYWINEGLOBAL — INTERNATIONAL OPPORTUNITIES BOND FUND

FORM N-Q

MARCH 31, 2018

BRANDYWINEGLOBAL — INTERNATIONAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 57.1%
Australia - 5.7%
Australia Government Bond, Senior Notes	2.750%	10/21/19	2,835,000	AUD	$2,204,402	(a)
New South Wales Treasury Corp.	3.500%	3/20/19	830,000	AUD	647,010
Queensland Treasury Corp.	4.000%	6/21/19	2,540,000	AUD	1,997,410	(a)
Western Australian Treasury Corp.	7.000%	10/15/19	2,100,000	AUD	1,731,462

Total Australia					6,580,284

Brazil - 4.7%
Federative Republic of Brazil, Notes	10.000%	1/1/27	17,450,000	BRL	5,437,681

Indonesia - 3.0%
Republic of Indonesia, Senior Notes	9.000%	3/15/29	15,000,000,000	IDR	1,253,603
Republic of Indonesia, Senior Notes	8.750%	2/15/44	26,300,000,000	IDR	2,215,433

Total Indonesia					3,469,036

Malaysia - 7.4%
Federation of Malaysia, Senior Notes	3.659%	10/15/20	3,670,000	MYR	955,158
Federation of Malaysia, Senior Notes	4.048%	9/30/21	7,485,000	MYR	1,966,651
Federation of Malaysia, Senior Notes	3.882%	3/10/22	4,100,000	MYR	1,072,813
Federation of Malaysia, Senior Notes	3.480%	3/15/23	10,120,000	MYR	2,583,384
Federation of Malaysia, Senior Notes	3.955%	9/15/25	1,555,000	MYR	402,190
Federation of Malaysia, Senior Notes	3.900%	11/30/26	575,000	MYR	147,541
Federation of Malaysia, Senior Notes	3.899%	11/16/27	5,615,000	MYR	1,445,720

Total Malaysia					8,573,457

Mexico - 12.4%
United Mexican States, Bonds	8.000%	11/7/47	12,400,000	MXN	712,445
United Mexican States, Senior Notes	8.500%	5/31/29	54,500,000	MXN	3,254,411
United Mexican States, Senior Notes	7.750%	11/23/34	22,300,000	MXN	1,253,719
United Mexican States, Senior Notes	8.500%	11/18/38	65,700,000	MXN	3,950,767
United Mexican States, Senior Notes	7.750%	11/13/42	92,200,000	MXN	5,152,601

Total Mexico					14,323,943

Peru - 1.9%
Republic of Peru, Senior Notes	6.150%	8/12/32	6,530,000	PEN	2,234,800	(a)

Poland - 7.4%
Republic of Poland, Bonds	0.000%	4/25/19	15,835,000	PLN	4,562,713
Republic of Poland, Bonds	3.250%	7/25/19	6,185,000	PLN	1,852,709
Republic of Poland, Bonds	1.500%	4/25/20	7,130,000	PLN	2,085,376

Total Poland					8,500,798

South Africa - 5.6%
Republic of South Africa, Bonds	6.500%	2/28/41	35,805,000	ZAR	2,337,899
Republic of South Africa, Bonds	8.750%	2/28/48	48,880,000	ZAR	4,081,952

Total South Africa					6,419,851

Turkey - 1.3%
Republic of Turkey, Bonds	10.600%	2/11/26	6,770,000	TRY	1,557,239

United Kingdom - 7.7%
United Kingdom Gilt, Bonds	1.250%	7/22/18	6,335,000	GBP	8,908,625	(a)

TOTAL SOVEREIGN BONDS (Cost - $67,199,935)					66,005,714

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — INTERNATIONAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 31.5%
FINANCIALS - 31.5%
Banks - 12.3%
Citibank N.A., Senior Notes (3 mo. USD LIBOR + 0.350%)	2.189%	2/12/21	1,590,000	$1,589,157	(b)
Corporacion Andina de Fomento, Senior Notes	2.000%	5/10/19	5,465,000	5,430,868
National Australia Bank Ltd., Senior Notes (3 mo. USD LIBOR + 0.510%)	2.414%	5/22/20	955,000	958,828	(b)(c)
Oesterreichische Kontrollbank AG	1.125%	4/26/19	4,440,000	4,383,635
Toronto-Dominion Bank, Senior Notes (3 mo. USD LIBOR + 0.550%)	2.317%	4/30/18	1,815,000	1,815,433	(b)

Total Banks				14,177,921

Capital Markets - 5.3%
Daimler Finance North America LLC, Senior Notes (3 mo. USD LIBOR + 0.450%)	2.354%	2/22/21	1,810,000	1,811,887	(b)(c)
Goldman Sachs Group Inc., Senior Notes (3 mo. USD LIBOR + 0.750%)	2.556%	2/23/23	3,170,000	3,159,788	(b)
Macquarie Bank Ltd., Senior Notes (3 mo. USD LIBOR + 0.350%)	2.662%	4/4/19	1,145,000	1,146,040	(b)(c)

Total Capital Markets				6,117,715

Consumer Finance - 4.2%
International Finance Corp., Senior Notes	1.750%	9/16/19	4,900,000	4,860,319

Diversified Financial Services - 9.7%
European Investment Bank, Senior Notes	1.250%	5/15/18	2,835,000	2,832,753
Inter-American Development Bank, Senior Notes	1.125%	9/12/19	5,650,000	5,557,018
Kreditanstalt fuer Wiederaufbau	1.000%	6/11/18	2,800,000	2,795,123

Total Diversified Financial Services				11,184,894

TOTAL FINANCIALS				36,340,849

TOTAL CORPORATE BONDS & NOTES (Cost - $36,542,142)				36,340,849

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $103,742,077)				102,346,563

SHORT-TERM INVESTMENTS - 10.9%
U.S. Government Agencies - 7.0%
Fannie Mae Discount Notes	1.476%	4/16/18	2,205,000	2,203,585	(d)
Federal Home Loan Bank Discount Notes	0.843%	4/4/18	1,215,000	1,214,888	(d)
Federal Home Loan Bank Discount Notes	1.120%	4/6/18	4,705,000	4,704,139	(d)

Total U.S. Government Agencies (Cost - $8,122,419)				8,122,612

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — INTERNATIONAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	SHARES	VALUE
Money Market Funds - 3.9%
JPMorgan U.S. Government Money Market
Fund, Institutional Class (Cost - $4,487,425)	1.539%	4,487,425	$4,487,425

TOTAL SHORT-TERM INVESTMENTS (Cost - $12,609,844)			12,610,037

TOTAL INVESTMENTS - 99.5% (Cost - $116,351,921)			114,956,600
Other Assets in Excess of Liabilities - 0.5%			526,732

TOTAL NET ASSETS - 100.0%			$115,483,332

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Rate shown represents yield-to-maturity.

Abbreviations used in this schedule:

AUD	— Australian Dollar
BRL	— Brazilian Real
GBP	— British Pound
IDR	— Indonesian Rupiah
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PEN	— Peruvian Nuevo Sol
PLN	— Polish Zloty
TRY	— Turkish Lira
ZAR	— South African Rand

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — INTERNATIONAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

At March 31, 2018, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,740,349	ZAR	46,800,000	HSBC Bank USA, N.A.	4/11/18	$(205,480)
ZAR	4,100,000	USD	325,056	HSBC Bank USA, N.A.	4/11/18	20,626
TRY	9,200,000	USD	2,363,647	HSBC Bank USA, N.A.	4/13/18	(41,974)
USD	240,346	TRY	940,000	HSBC Bank USA, N.A.	4/13/18	3,132
USD	3,329,209	PLN	11,300,000	HSBC Bank USA, N.A.	4/17/18	27,413
PLN	7,560,000	USD	2,205,915	Morgan Stanley & Co. Inc.	4/17/18	3,075
NOK	20,700,000	USD	2,634,258	HSBC Bank USA, N.A.	4/20/18	8,173
SEK	6,000,000	USD	753,163	HSBC Bank USA, N.A.	4/23/18	(33,333)
COP	1,390,000,000	USD	487,121	JPMorgan Chase & Co.	5/7/18	9,973
COP	1,530,000,000	USD	535,771	JPMorgan Chase & Co.	5/7/18	11,391
COP	1,710,000,000	USD	598,827	JPMorgan Chase & Co.	5/7/18	12,707
COP	1,990,000,000	USD	698,376	JPMorgan Chase & Co.	5/7/18	13,292
COP	2,170,000,000	USD	756,474	JPMorgan Chase & Co.	5/7/18	19,565
COP	2,442,000,000	USD	855,881	JPMorgan Chase & Co.	5/7/18	17,431
COP	3,938,000,000	USD	1,381,221	JPMorgan Chase & Co.	5/7/18	27,093
CAD	1,270,000	USD	1,035,990	Goldman Sachs Group Inc.	5/9/18	(49,481)
USD	981,278	CAD	1,270,000	HSBC Bank USA, N.A.	5/9/18	(5,232)
JPY	478,000,000	USD	4,498,244	JPMorgan Chase & Co.	5/11/18	6,216
JPY	1,200,000,000	USD	11,129,970	JPMorgan Chase & Co.	5/11/18	178,296
NOK	47,100,000	USD	5,922,293	HSBC Bank USA, N.A.	5/16/18	94,916
USD	3,147,288	NOK	24,800,000	HSBC Bank USA, N.A.	5/16/18	(21,009)
USD	2,724,109	AUD	3,480,000	Morgan Stanley & Co. Inc.	5/17/18	51,135
USD	185,105	EUR	150,000	JPMorgan Chase & Co.	5/18/18	(117)
USD	733,692	EUR	590,000	JPMorgan Chase & Co.	5/18/18	5,155
EUR	270,000	USD	332,839	National Australia Bank Ltd.	5/18/18	559
EUR	470,000	USD	583,602	National Australia Bank Ltd.	5/18/18	(3,242)
GBP	3,020,000	USD	4,211,768	Citigroup Global Markets Inc.	6/15/18	39,060
SEK	56,800,000	USD	6,972,063	HSBC Bank USA, N.A.	6/21/18	(126,578)

Total						$62,762

Abbreviations used in this table:

AUD	— Australian Dollar
CAD	— Canadian Dollar
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
PLN	— Polish Zloty
SEK	— Swedish Krona
TRY	— Turkish Lira
USD	— United States Dollar
ZAR	— South African Rand

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — International Opportunities Bond Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include,

Notes to Schedule of Investments (unaudited) (continued)

but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Sovereign Bonds	—	$66,005,714	—	$66,005,714
Corporate Bonds & Notes	—	36,340,849	—	36,340,849

Total Long-Term Investments	—	102,346,563	—	102,346,563

Short-Term Investments†:
U.S. Government & Agency Obligations	—	8,122,612	—	8,122,612
Money Market Funds	$4,487,425	—	—	4,487,425

Total Short-Term Investments	4,487,425	8,122,612	—	12,610,037

Total Investments	$4,487,425	$110,469,175	—	$114,956,600

Other Financial Instruments:
Forward Foreign Currency Contracts	—	549,208	—	549,208

Total	$4,487,425	$111,018,383	—	$115,505,808

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$486,446	—	$486,446

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 25, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 25, 2018